Share-Based Compensation (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Share-Based Compensation [Line Items]
Share-based compensation expense	$ 388	$ 511	$ 771	$ 1,144
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation [Line Items]
Share-based compensation expense	237	460	427	957
Unrecognized estimated compensation cost	1,061		$ 1,061
Weighted average period			1 year 4 months 9 days
Restricted Stock Units [Member]
Share-Based Compensation [Line Items]
Share-based compensation expense	151	$ 311	$ 84	$ 187
Weighted average period			1 year 3 months 7 days
Share-based compensation expense not yet recognized	$ 653		$ 653
Common Stock [Member]
Share-Based Compensation [Line Items]
Ordinary shares were authorized for issuance to employe, directors and consultants (in Shares)	5,028,704		5,028,704
Shares available for future grant (in Shares)	966,057		966,057